INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

PBF Holding is a limited liability company treated as a “flow-through” entity for income tax purposes. Accordingly, there is generally no benefit or expense for federal or state income tax in the PBF Holding financial statements apart from the income tax attributable to two subsidiaries acquired in connection with the acquisition of Chalmette Refining and the Company’s wholly-owned Canadian subsidiary, PBF Energy Limited, which are treated as C-Corporations for income tax purposes.

The reported income tax provision in the PBF Holding Condensed Consolidated Financial Statements of Operations consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
(in millions)	2020	2019	2020	2019
Current income tax benefit	$—	$(0.1)	$—	$(0.1)
Deferred income tax (benefit) expense	(4.4)	1.9	9.8	(5.3)

Total income tax (benefit) expense	$(4.4)	$1.8	$9.8	$(5.4)

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted and signed into law. The CARES Act includes several provisions for corporations, including increasing the amount of deductible interest, allowing companies to carryback certain Net Operating Losses (“NOLs”) and increasing the amount of NOLs that corporations can use to offset income. The CARES Act did not materially affect the Company’s income tax provision, deferred tax assets and liabilities, and related taxes payable for the periods presented. The Company is currently assessing the future implications of these provisions, as applicable, within the CARES Act on its Consolidated Financial Statements.

16.	INCOME TAXES

PBF Holding is a limited liability company treated as a “flow-through” entity for income tax purposes. Accordingly, there is generally no benefit or expense for federal or state income tax in the PBF Holding financial statements apart from the income tax attributable to two subsidiaries acquired in connection with the acquisition of Chalmette Refining and PBF Ltd. that are treated as C-Corporations for income tax purposes.

The reported income tax (benefit) expense in the PBF Holding Consolidated Statements of Operations consists of the following:

(in millions)	December 31, 2019	December 31, 2018	December 31, 2017
Current income tax expense	$0.5	$0.8	$1.7
Deferred income tax (benefit) expense	(8.8)	7.2	(12.5)

Total income tax (benefit) expense	$(8.3)	$8.0	$(10.8)

A summary of the components of PBF Holding’s deferred tax assets and deferred tax liabilities consists of the following:

(in millions)	December 31, 2019	December 31, 2018
Deferred tax assets
Net operating loss carry forwards	$1.8	$—
Other	0.4	1.1

Total deferred tax assets	2.2	1.1
Valuation allowances	—	—

Total deferred tax assets, net	2.2	1.1

Deferred tax liabilities
Property, plant and equipment	17.3	15.8
Inventory	16.3	25.7

Total deferred tax liabilities	33.6	41.5

Net deferred tax liability	$(31.4)	$(40.4)

Tax Cuts and Jobs Act

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the TCJA. The TCJA makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax, a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017.

In connection with the enactment of the TCJA, PBF Energy recognized the measurement of the tax effects related to the TCJA noting that the recognized amounts pertaining to the PBF Holding subsidiaries noted above were not material.